UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.4%

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.7%

Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$8,638,035

			$8,638,035

Colombia — 0.4%

Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$4,491,116

			$4,491,116

Mexico — 0.0%(3)

Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$484,443

			$484,443

Peru — 1.0%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$6,220,339

Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,690,384

			$11,910,723

Uzbekistan — 0.3%

Nederlandse Financierings-Maatschappij voor

Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	34,000,000	$3,012,399

			$3,012,399

Total Foreign Corporate Bonds (identified cost $33,993,283)			$28,536,716

Loan Participation Notes — 3.1%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 3.1%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$13,968,057

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(4)(5)	UZS	253,458,000	22,323,792

Total Loan Participation Notes (identified cost $41,398,358)			$36,291,849

Sovereign Government Bonds — 68.7%

Security		Principal Amount (000’s omitted)	Value

Armenia — 0.3%

Republic of Armenia, 7.15%, 3/26/25(1)	USD	3,134	$3,091,848

			$3,091,848

Azerbaijan — 0.3%

Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$3,151,344

			$3,151,344

Bosnia and Herzegovina — 0.1%

Republic of Srpska:

1.50%, 6/30/23	BAM	65	$34,962

1.50%, 10/30/23	BAM	177	95,066

1.50%, 12/15/23	BAM	10	5,158

1.50%, 5/31/25	BAM	2,225	1,187,347

1.50%, 6/9/25	BAM	213	114,250

1.50%, 12/24/25	BAM	232	124,225

1.50%, 9/25/26	BAM	181	96,635

1.50%, 9/26/27	BAM	66	34,975

			$1,692,618

Brazil — 0.4%

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$4,224,150

			$4,224,150

China — 8.2%

China Development Bank, 3.30%, 3/3/26	CNY	255,400	$39,527,483

China Government Bond:

2.68%, 5/21/30	CNY	289,240	43,225,506

3.53%, 10/18/51	CNY	93,820	14,734,099

			$97,487,088

Colombia — 0.7%

Republic of Colombia:

2.625%, 3/15/23	USD	3,500	$3,460,275

4.00%, 2/26/24	USD	3,429	3,372,816

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	909,199

			$7,742,290

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.6%

Costa Rica Government International Bond, 9.66%, 9/30/26(1)	CRC	4,136,100	$7,151,086

			$7,151,086

Czech Republic — 0.4%

Czech Republic Government Bond, 0.95%, 5/15/30(1)	CZK	140,000	$4,668,027

			$4,668,027

Dominican Republic — 1.1%

Dominican Republic:

8.00%, 1/15/27(1)	DOP	111,360	$1,836,009

8.00%, 2/12/27(1)	DOP	550,360	9,063,659

8.90%, 2/15/23(1)	DOP	145,250	2,650,384

			$13,550,052

Egypt — 1.5%

Egypt Government Bond:

14.06%, 1/12/26	EGP	142,928	$7,593,238

14.483%, 4/6/26	EGP	134,037	7,201,576

14.575%, 10/12/28	EGP	69,296	3,634,719

			$18,429,533

Honduras — 0.2%

Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,218	$2,173,481

			$2,173,481

Indonesia — 8.0%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	357,135,000	$23,785,186

7.375%, 5/15/48	IDR	31,857,000	2,211,388

7.50%, 8/15/32	IDR	70,753,000	4,997,359

7.50%, 5/15/38	IDR	517,200,000	36,300,249

7.50%, 4/15/40	IDR	92,427,000	6,519,046

8.25%, 6/15/32	IDR	11,609,000	867,449

8.25%, 5/15/36	IDR	242,576,000	17,978,280

8.375%, 4/15/39	IDR	22,764,000	1,731,069

9.50%, 5/15/41	IDR	5,702,000	479,408

			$94,869,434

Iraq — 0.1%

Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$1,714,275

			$1,714,275

Security		Principal Amount (000’s omitted)	Value

Israel — 1.9%

Israel Government Bond, 0.75%, 7/31/22	ILS	74,100	$22,213,852

			$22,213,852

Jordan — 0.1%

Jordan Government International Bond, 4.95%, 7/7/25(1)	USD	1,620	$1,560,643

			$1,560,643

Macedonia — 0.3%

North Macedonia Government International Bond, 5.625%, 7/26/23(1)	EUR	3,277	$3,547,391

			$3,547,391

Malaysia — 4.0%

Malaysia Government Bond:

2.632%, 4/15/31	MYR	21,100	$4,175,847

3.733%, 6/15/28	MYR	81,500	18,104,135

3.757%, 5/22/40	MYR	50,500	9,939,109

3.828%, 7/5/34	MYR	28,100	5,865,303

4.254%, 5/31/35	MYR	42,385	9,096,001

			$47,180,395

Mexico — 3.8%

Mexican Bonos:

7.75%, 11/13/42	MXN	230,000	$9,762,081

8.50%, 5/31/29	MXN	39,000	1,855,445

8.50%, 11/18/38	MXN	410,469	19,015,990

10.00%, 11/20/36	MXN	22,074	1,155,324

Mexican Udibonos, 2.75%, 11/27/31(6)	MXN	309,625	13,704,906

			$45,493,746

Mongolia — 0.1%

Mongolia Government International Bond, 5.625%, 5/1/23(1)	USD	1,623	$1,619,563

			$1,619,563

Oman — 0.3%

Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$3,193,517

			$3,193,517

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Pakistan — 0.3%

Third Pakistan International Sukuk Co., Ltd. (The), 5.625%, 12/5/22(1)	USD	3,429	$3,326,130

			$3,326,130

Paraguay — 0.2%

Republic of Paraguay, 4.625%, 1/25/23(1)	USD	2,330	$2,345,317

			$2,345,317

Peru — 1.2%

Peru Government Bond:

5.94%, 2/12/29	PEN	4,380	$1,031,384

6.714%, 2/12/55	PEN	4,100	880,327

6.85%, 2/12/42	PEN	19,284	4,348,295

6.90%, 8/12/37	PEN	8,763	2,024,464

6.95%, 8/12/31	PEN	26,763	6,549,560

			$14,834,030

Romania — 2.9%

Romania Government International Bond:

2.75%, 2/26/26(1)	EUR	2,755	$2,896,224

3.624%, 5/26/30(1)	EUR	2,755	2,659,447

Romanian Government Bond:

3.25%, 6/24/26	RON	57,650	10,818,245

4.15%, 1/26/28	RON	48,045	8,991,122

4.85%, 4/22/26	RON	32,030	6,403,951

5.80%, 7/26/27	RON	16,020	3,267,300

			$35,036,289

Serbia — 3.8%

Serbia Treasury Bond:

4.50%, 1/11/26	RSD	1,114,580	$9,705,360

4.50%, 8/20/32	RSD	3,298,130	26,335,068

5.875%, 2/8/28	RSD	970,810	8,807,094

			$44,847,522

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	786	$781,284

			$781,284

South Africa — 12.6%

Republic of South Africa:

8.25%, 3/31/32	ZAR	95,739	$5,283,301

8.50%, 1/31/37	ZAR	417,200	21,865,190

8.75%, 1/31/44	ZAR	408,487	21,097,510

Security		Principal Amount (000’s omitted)	Value

South Africa (continued)

Republic of South Africa: (continued)

8.75%, 2/28/48	ZAR	231,000	$11,891,179

9.00%, 1/31/40	ZAR	334,480	17,929,653

10.50%, 12/21/26	ZAR	1,043,230	71,508,388

			$149,575,221

Thailand — 6.4%

Thailand Government Bond:

1.25%, 3/12/28(1)(6)	THB	1,164,354	$34,904,847

1.585%, 12/17/35	THB	528,144	12,582,230

3.30%, 6/17/38	THB	594,751	16,810,030

3.40%, 6/17/36	THB	205,000	6,033,705

4.875%, 6/22/29	THB	183,489	6,138,590

			$76,469,402

Turkey — 1.0%

Turkey Government Bond:

7.10%, 3/8/23	TRY	70,204	$4,271,837

8.00%, 3/12/25	TRY	76,500	3,781,658

10.70%, 8/17/22	TRY	9,380	624,308

12.40%, 3/8/28	TRY	23,227	1,178,694

16.20%, 6/14/23	TRY	36,761	2,374,273

			$12,230,770

Ukraine — 5.0%

Ukraine Government Bond:

9.79%, 5/26/27(4)	UAH	914,377	$14,415,854

9.99%, 5/22/24(4)	UAH	589,859	9,830,983

10.00%, 8/23/23(4)	UAH	38,483	780,061

11.67%, 11/22/23(4)	UAH	57,092	1,157,270

12.52%, 5/13/26(4)	UAH	166,150	2,619,482

15.84%, 2/26/25(4)	UAH	1,853,842	30,897,367

			$59,701,017

Uzbekistan — 0.3%

Republic of Uzbekistan:

4.75%, 2/20/24(1)	USD	3,100	$3,054,520

14.50%, 11/25/23(1)	UZS	5,020,000	444,081

			$3,498,601

Vietnam — 0.3%

Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$3,206,005

			$3,206,005

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 2.2%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	160,500	$7,033,937

11.00%, 9/20/26	ZMW	24,080	995,628

11.00%, 12/27/26	ZMW	73,540	2,972,792

12.00%, 3/22/28	ZMW	44,140	1,684,144

12.00%, 5/31/28	ZMW	14,200	535,039

12.00%, 11/1/28	ZMW	21,800	795,337

12.00%, 2/21/29	ZMW	47,550	1,697,346

13.00%, 1/25/31	ZMW	28,470	989,386

13.00%, 6/28/31	ZMW	33,980	1,174,347

13.00%, 9/20/31	ZMW	57,150	1,959,217

13.00%, 12/27/31	ZMW	153,480	5,225,730

14.00%, 12/5/31	ZMW	4,800	173,694

15.00%, 2/16/27	ZMW	25,690	1,195,740

			$26,432,337

Total Sovereign Government Bonds (identified cost $998,576,366)			$817,038,258

Short-Term Investments — 20.7%
Affiliated Fund — 8.0%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds -

Government Portfolio, Institutional Class, 0.30%(7)		94,813,813	$94,813,813

Total Affiliated Fund (identified cost $94,813,813)			$94,813,813

Sovereign Government Securities — 8.7%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.6%

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/22	BRL	32,793	$6,498,705

			$6,498,705

Egypt — 3.2%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	144,825	$7,532,655

0.00%, 9/20/22	EGP	79,225	4,099,819

0.00%, 9/27/22	EGP	39,625	2,045,349

0.00%, 10/4/22	EGP	373,800	19,239,850

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)

Egypt Treasury Bill: (continued)

0.00%, 12/27/22	EGP	113,475	$5,670,135

			$38,587,808

Israel — 1.1%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	14,822	$4,440,896

0.00%, 8/3/22	ILS	29,639	8,891,668

			$13,332,564

Uganda — 3.0%

Uganda Treasury Bill:

0.00%, 5/5/22	UGX	16,233,200	$4,576,347

0.00%, 5/19/22	UGX	26,483,100	7,429,161

0.00%, 6/3/22	UGX	14,151,700	3,968,657

0.00%, 6/16/22	UGX	18,037,600	5,046,629

0.00%, 7/7/22	UGX	15,156,200	4,224,860

0.00%, 3/30/23	UGX	22,640,400	5,915,372

0.00%, 4/13/23	UGX	16,824,100	4,386,878

0.00%, 4/27/23	UGX	1,425,700	369,710

			$35,917,614

Uruguay — 0.8%

Uruguay Monetary Regulation Bill:

0.00%, 8/12/22	UYU	90,000	$2,147,061

0.00%, 8/19/22	UYU	124,690	2,969,913

0.00%, 10/14/22	UYU	187,040	4,399,709

			$9,516,683

Total Sovereign Government Securities (identified cost $104,149,330)			$103,853,374

U.S. Treasury Obligations — 4.0%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/3/22(8)		$10,000	$9,999,976

0.00%, 5/10/22(8)		21,700	21,699,482

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill: (continued)

0.00%, 5/24/22(8)	$15,950	$15,947,246

Total U.S. Treasury Obligations (identified cost $47,645,554)		$47,646,704

Total Short-Term Investments (identified cost $246,608,697)		$246,313,891

Total Investments — 94.9% (identified cost $1,320,576,704)		$1,128,180,714

Other Assets, Less Liabilities — 5.1%		$60,674,620

Net Assets — 100.0%		$1,188,855,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $153,201,704 or 12.9% of the Portfolio’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $10,665,943 or 0.9% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	303,600,000	USD	3,962,583	5/2/22	$9,030

INR	226,800,000	USD	2,960,190	5/2/22	6,746

INR	530,400,000	USD	6,988,050	5/2/22	(49,502)

USD	2,995,443	INR	226,800,000	5/2/22	28,508

USD	3,968,327	INR	303,600,000	5/2/22	(3,286)

USD	6,922,773	INR	530,400,000	5/2/22	(15,776)

BRL	79,293,169	USD	14,376,875	5/3/22	1,661,549

BRL	6,940,000	USD	1,249,775	5/3/22	153,961

BRL	6,200,000	USD	1,111,282	5/3/22	142,776

BRL	6,200,000	USD	1,111,906	5/3/22	142,152

BRL	3,900,000	USD	700,451	5/3/22	88,392

BRL	800,000	USD	162,631	5/3/22	(817)

BRL	3,300,000	USD	670,854	5/3/22	(3,372)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	6,500,000	USD	1,321,380	5/3/22	$(6,642)

BRL	6,540,000	USD	1,329,511	5/3/22	(6,683)

BRL	9,400,000	USD	1,910,919	5/3/22	(9,605)

BRL	24,600,000	USD	5,000,915	5/3/22	(25,136)

BRL	24,793,169	USD	5,040,184	5/3/22	(25,334)

BRL	35,500,000	USD	7,216,767	5/3/22	(36,274)

BRL	8,900,000	USD	1,866,485	5/3/22	(66,305)

PHP	110,974,000	USD	2,118,876	5/3/22	6,859

PHP	110,974,000	USD	2,149,201	5/3/22	(23,466)

USD	16,119,446	BRL	79,293,169	5/3/22	81,022

USD	1,809,274	BRL	8,900,000	5/3/22	9,094

USD	676,536	BRL	3,300,000	5/3/22	9,053

USD	1,410,827	BRL	6,940,000	5/3/22	7,091

USD	1,260,393	BRL	6,200,000	5/3/22	6,335

USD	1,260,393	BRL	6,200,000	5/3/22	6,335

USD	792,828	BRL	3,900,000	5/3/22	3,985

USD	164,009	BRL	800,000	5/3/22	2,195

USD	1,312,463	BRL	6,540,000	5/3/22	(10,365)

USD	1,883,767	BRL	9,400,000	5/3/22	(17,546)

USD	1,294,924	BRL	6,500,000	5/3/22	(19,814)

USD	4,975,555	BRL	24,793,169	5/3/22	(39,296)

USD	7,114,228	BRL	35,500,000	5/3/22	(66,265)

USD	4,900,789	BRL	24,600,000	5/3/22	(74,990)

USD	2,122,239	PHP	110,974,000	5/3/22	(3,496)

USD	2,118,876	PHP	110,974,000	5/3/22	(6,859)

RUB	588,986,370	USD	7,518,494	5/6/22	724,519

RUB	571,675,593	USD	7,306,921	5/6/22	693,823

RUB	337,549,361	USD	4,328,957	5/6/22	395,132

RUB	321,048,829	USD	4,143,378	5/6/22	349,782

USD	8,651,155	RUB	715,883,089	5/6/22	(1,367,809)

USD	9,962,773	RUB	1,103,377,064	5/6/22	(5,479,267)

RUB	1,789,906,109	USD	23,112,676	5/11/22	1,758,590

RUB	745,019,643	USD	9,490,962	5/11/22	861,302

RUB	638,588,264	USD	8,140,229	5/11/22	733,140

USD	6,352,941	RUB	675,000,000	5/11/22	(3,026,380)

USD	11,041,525	RUB	1,150,526,948	5/11/22	(4,945,381)

USD	12,349,859	RUB	1,347,987,068	5/11/22	(6,380,814)

RUB	1,521,942,000	USD	19,810,118	5/17/22	1,157,991

USD	13,649,704	RUB	1,521,942,000	5/17/22	(7,318,405)

MXN	922,541,272	USD	44,681,613	5/23/22	351,365

MXN	196,172,521	USD	9,501,260	5/23/22	74,715

RUB	715,883,089	USD	8,573,450	5/23/22	1,206,309

USD	6,817,934	RUB	715,883,089	5/23/22	(2,961,825)

USD	19,353,984	ZAR	296,164,336	5/25/22	643,225

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	7,929,970	ZAR	121,348,369	5/25/22	$263,550

ZAR	153,831,000	USD	10,052,671	5/25/22	(334,098)

PEN	3,100,000	USD	821,845	5/27/22	(16,466)

PEN	11,600,000	USD	3,080,600	5/27/22	(66,922)

USD	2,253,446	PEN	8,500,000	5/27/22	45,148

MXN	1,426,743,577	USD	69,272,848	6/1/22	254,561

USD	7,482,490	MXN	152,234,991	6/1/22	63,844

USD	5,973,944	MXN	123,039,345	6/1/22	(21,953)

USD	23,263,618	MXN	479,137,475	6/1/22	(85,488)

BRL	129,740,000	USD	24,583,628	6/2/22	1,404,534

BRL	114,870,000	USD	22,348,249	6/2/22	661,310

BRL	4,100,000	USD	832,658	6/2/22	(11,389)

BRL	75,500,000	USD	15,582,111	6/2/22	(458,739)

USD	10,079,591	BRL	53,195,000	6/2/22	(575,876)

INR	303,600,000	USD	3,952,574	6/7/22	(1,947)

USD	3,976,570	INR	303,600,000	6/7/22	25,943

PEN	8,860,000	USD	2,354,317	6/9/22	(56,111)

PEN	12,650,000	USD	3,361,412	6/9/22	(80,113)

PEN	51,926,750	USD	13,798,196	6/9/22	(328,855)

USD	17,545,032	PEN	66,027,218	6/9/22	418,154

USD	10,572,088	ZAR	163,132,598	6/9/22	282,486

USD	5,954,444	ZAR	91,880,049	6/9/22	159,102

USD	5,881,460	ZAR	90,753,862	6/9/22	157,152

ZAR	46,150,000	USD	2,990,830	6/9/22	(79,915)

COP	18,483,495,727	USD	4,870,705	6/14/22	(233,537)

CLP	1,985,897,000	USD	2,404,379	6/15/22	(95,650)

CLP	1,888,113,000	USD	2,301,454	6/15/22	(106,405)

CLP	13,399,400,000	USD	16,366,479	6/15/22	(788,838)

CLP	13,755,498,480	USD	16,882,055	6/15/22	(890,427)

COP	19,133,400,000	USD	4,946,754	6/15/22	(147,243)

COP	13,388,000,000	USD	3,531,764	6/15/22	(173,456)

COP	130,317,582,465	USD	33,404,058	6/15/22	(714,591)

EUR	875,898	USD	957,580	6/15/22	(31,732)

EUR	3,248,650	USD	3,591,509	6/15/22	(157,598)

EUR	12,118,027	USD	13,248,094	6/15/22	(439,012)

EUR	10,518,605	USD	11,628,727	6/15/22	(510,278)

EUR	231,552,818	USD	255,990,648	6/15/22	(11,233,073)

KRW	7,099,600,000	USD	5,798,953	6/15/22	(178,651)

KRW	11,591,400,000	USD	9,394,878	6/15/22	(218,704)

MXN	263,509,531	USD	13,087,918	6/15/22	(280,841)

PEN	500,000	USD	134,019	6/15/22	(4,413)

PEN	950,468	USD	253,919	6/15/22	(7,547)

PEN	2,200,000	USD	586,964	6/15/22	(16,700)

PEN	9,900,000	USD	2,613,378	6/15/22	(47,191)

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

PEN	7,350,000	USD	1,956,973	6/15/22	$(51,773)

USD	1,229,107	CLP	967,000,000	6/15/22	104,909

USD	4,441,275	COP	17,050,054,503	6/15/22	164,360

USD	4,686,447	COP	18,283,000,000	6/15/22	100,254

USD	643,878	COP	2,470,800,000	6/15/22	24,092

USD	53,407,508	EUR	48,309,026	6/15/22	2,343,564

USD	39,088,361	EUR	35,356,839	6/15/22	1,715,228

USD	16,583,083	EUR	15,000,000	6/15/22	727,679

USD	6,084,849	EUR	5,503,967	6/15/22	267,008

USD	5,697,508	EUR	5,153,602	6/15/22	250,011

USD	4,190,505	EUR	3,790,464	6/15/22	183,883

USD	1,269,537	EUR	1,148,342	6/15/22	55,708

USD	777,609	EUR	703,376	6/15/22	34,122

USD	8,081,217	KRW	9,982,000,000	6/15/22	179,103

USD	6,692,875	KRW	8,269,000,000	6/15/22	146,834

USD	4,699,800	MXN	94,624,830	6/15/22	100,849

USD	2,481,300	MXN	49,957,994	6/15/22	53,244

USD	9,792,443	PEN	36,800,000	6/15/22	253,482

USD	23,754,967	ZAR	351,181,552	6/15/22	1,618,564

USD	27,501,389	ZAR	418,901,155	6/15/22	1,096,343

USD	13,904,297	ZAR	205,554,182	6/15/22	947,380

USD	9,076,052	ZAR	133,436,110	6/15/22	665,030

USD	9,064,793	ZAR	134,009,372	6/15/22	617,637

USD	10,146,975	ZAR	154,558,729	6/15/22	404,509

USD	1,296,918	ZAR	19,067,288	6/15/22	95,029

USD	752,062	ZAR	11,056,814	6/15/22	55,106

USD	617,403	ZAR	9,404,277	6/15/22	24,613

ZAR	107,975,000	USD	6,867,110	6/15/22	(61,006)

ZAR	38,500,000	USD	2,606,900	6/15/22	(180,088)

ZAR	59,050,000	USD	4,016,460	6/15/22	(294,298)

ZAR	241,874,652	USD	15,879,376	6/15/22	(633,032)

ZAR	260,967,322	USD	17,652,607	6/15/22	(1,202,774)

ZAR	346,775,000	USD	23,456,895	6/15/22	(1,598,254)

IDR	14,000,000,000	USD	973,304	6/21/22	(14,822)

IDR	21,323,611,776	USD	1,487,604	6/21/22	(27,726)

IDR	21,324,000,000	USD	1,488,337	6/21/22	(28,433)

IDR	24,344,310,000	USD	1,698,338	6/21/22	(31,654)

IDR	24,345,000,000	USD	1,699,192	6/21/22	(32,461)

IDR	40,940,500,000	USD	2,855,205	6/21/22	(52,297)

IDR	46,740,500,000	USD	3,259,699	6/21/22	(59,706)

IDR	1,403,922,867,509	USD	97,400,909	6/21/22	(1,284,175)

USD	20,039,382	IDR	288,844,814,013	6/21/22	264,208

USD	16,997,531	IDR	245,000,000,000	6/21/22	224,103

USD	14,364,965	IDR	207,054,572,838	6/21/22	189,394

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	7,299,720	IDR	104,669,955,778	6/21/22	$133,704

USD	19,182,122	ZAR	291,769,671	6/22/22	804,632

USD	7,859,553	ZAR	119,547,729	6/22/22	329,684

ZAR	678,803,585	USD	44,627,303	6/22/22	(1,871,980)

USD	6,773,878	ZAR	103,738,553	6/24/22	241,186

USD	958,014	ZAR	14,193,000	6/24/22	64,243

BRL	44,900,000	USD	8,830,065	7/5/22	80,433

BRL	10,100,000	USD	2,144,624	7/5/22	(140,258)

BRL	74,580,000	USD	15,209,854	7/5/22	(409,299)

BRL	75,800,000	USD	15,559,889	7/5/22	(517,222)

USD	5,907,584	BRL	32,793,000	7/5/22	(600,255)

BRL	31,100,000	USD	6,029,118	8/2/22	90,387

BRL	31,333,169	USD	6,119,406	8/2/22	45,980

USD	5,745,708	IDR	82,968,020,692	8/22/22	97,799

USD	5,740,540	IDR	82,968,020,692	8/22/22	92,631

					$(29,538,297)

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	352,299,465	EUR	14,363,741	BNP Paribas	5/2/22	$—	$(50,804)

CZK	379,700,535	EUR	15,492,922	BNP Paribas	5/2/22	—	(67,418)

EUR	14,384,854	CZK	352,299,465	Deutsche Bank AG	5/2/22	73,079	—

EUR	15,508,109	CZK	379,700,535	Societe Generale	5/2/22	83,439	—

EUR	10,524,368	PLN	49,314,600	Bank of America, N.A.	5/5/22	—	(22,108)

EUR	10,517,952	PLN	49,313,985	Bank of America, N.A.	5/5/22	—	(28,739)

EUR	8,494,967	PLN	39,539,823	Citibank, N.A.	5/5/22	42,054	—

EUR	5,294,024	PLN	25,061,645	Citibank, N.A.	5/5/22	—	(68,684)

EUR	8,364,676	PLN	39,539,824	Citibank, N.A.	5/5/22	—	(95,407)

EUR	2,517,375	PLN	11,700,000	HSBC Bank USA, N.A.	5/5/22	16,325	—

EUR	4,950,168	PLN	23,214,324	Standard Chartered Bank	5/5/22	—	(14,697)

EUR	3,948,785	PLN	18,627,211	Standard Chartered Bank	5/5/22	—	(36,309)

EUR	12,537,275	PLN	59,309,735	UBS AG	5/5/22	—	(153,386)

PLN	13,575,561	EUR	2,912,089	BNP Paribas	5/5/22	—	(9,623)

PLN	4,768,237	EUR	1,045,721	BNP Paribas	5/5/22	—	(27,527)

PLN	115,700,000	EUR	24,789,732	BNP Paribas	5/5/22	—	(51,384)

PLN	10,500,195	EUR	2,267,340	Citibank, N.A.	5/5/22	—	(23,212)

PLN	7,595,395	EUR	1,626,670	Goldman Sachs International	5/5/22	—	(2,625)

PLN	9,614,527	EUR	2,061,823	Goldman Sachs International	5/5/22	—	(6,197)

PLN	46,537,856	EUR	9,975,967	Goldman Sachs International	5/5/22	—	(25,760)

PLN	50,632,370	EUR	10,865,225	Goldman Sachs International	5/5/22	—	(40,210)

PLN	9,000,000	EUR	1,932,049	HSBC Bank USA, N.A.	5/5/22	—	(7,922)

PLN	4,500,000	EUR	929,542	Standard Chartered Bank	5/5/22	34,529	—

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PLN	400,000	EUR	86,740	Standard Chartered Bank	5/5/22	$—	$(1,271)

PLN	300,000	EUR	65,430	Standard Chartered Bank	5/5/22	—	(1,349)

PLN	500,000	EUR	108,978	Standard Chartered Bank	5/5/22	—	(2,173)

PLN	2,400,000	EUR	522,739	Standard Chartered Bank	5/5/22	—	(10,053)

PLN	1,900,000	EUR	407,268	UBS AG	5/5/22	—	(1,030)

PLN	10,500,194	EUR	2,249,216	UBS AG	5/5/22	—	(4,092)

PLN	12,998,628	EUR	2,784,300	UBS AG	5/5/22	—	(4,961)

PLN	6,466,422	EUR	1,391,727	UBS AG	5/5/22	—	(9,455)

PLN	7,731,762	EUR	1,695,830	UBS AG	5/5/22	—	(44,825)

EUR	5,750,000	USD	6,241,263	UBS AG	5/6/22	—	(174,597)

MXN	37,500,000	USD	1,868,982	HSBC Bank USA, N.A.	5/6/22	—	(32,462)

USD	841,262	MXN	16,821,676	BNP Paribas	5/6/22	17,440	—

USD	815,273	MXN	16,302,000	BNP Paribas	5/6/22	16,901	—

USD	1,878,674	MXN	37,500,000	Citibank, N.A.	5/6/22	42,154	—

USD	757,625	MXN	15,150,000	Goldman Sachs International	5/6/22	15,671	—

USD	734,621	MXN	14,690,000	Goldman Sachs International	5/6/22	15,195	—

USD	601,753	MXN	12,100,000	Goldman Sachs International	5/6/22	9,169	—

USD	788,697	MXN	15,780,000	JPMorgan Chase Bank, N.A.	5/6/22	15,890	—

USD	764,706	MXN	15,300,000	JPMorgan Chase Bank, N.A.	5/6/22	15,406	—

USD	6,075,867	MXN	122,044,182	Standard Chartered Bank	5/6/22	98,893	—

UZS	25,023,292,000	USD	2,190,222	ICBC Standard Bank plc	5/6/22	45,913	—

THB	280,579,000	USD	8,156,707	Standard Chartered Bank	5/9/22	35,586	—

THB	260,528,000	USD	7,580,195	Standard Chartered Bank	5/9/22	26,652	—

THB	193,101,000	USD	5,613,635	Standard Chartered Bank	5/9/22	24,491	—

THB	179,301,000	USD	5,216,854	Standard Chartered Bank	5/9/22	18,343	—

THB	75,111,400	USD	2,230,725	Standard Chartered Bank	5/9/22	—	(37,636)

THB	68,900,000	USD	2,143,032	Standard Chartered Bank	5/9/22	—	(131,303)

THB	4,123,090,358	USD	122,995,816	Standard Chartered Bank	5/9/22	—	(2,610,603)

USD	17,130,060	THB	563,065,076	Standard Chartered Bank	5/9/22	689,792	—

USD	29,361,128	THB	984,249,599	Standard Chartered Bank	5/9/22	623,194	—

USD	6,806,714	THB	224,010,740	Standard Chartered Bank	5/9/22	266,090	—

USD	6,122,556	THB	201,494,924	Standard Chartered Bank	5/9/22	239,345	—

USD	8,730,772	THB	292,674,676	Standard Chartered Bank	5/9/22	185,312	—

USD	6,489,124	THB	217,978,108	Standard Chartered Bank	5/9/22	124,640	—

USD	4,370,123	THB	146,549,000	Standard Chartered Bank	5/9/22	91,212	—

USD	2,569,276	THB	86,004,710	Standard Chartered Bank	5/9/22	58,127	—

USD	1,299,505	THB	43,578,000	Standard Chartered Bank	5/9/22	27,123	—

USD	22,902,039	THB	787,145,699	Standard Chartered Bank	5/9/22	—	(80,893)

USD	24,643,872	THB	847,727,377	Standard Chartered Bank	5/9/22	—	(107,912)

USD	3,421,942	TRY	51,602,949	Standard Chartered Bank	5/9/22	—	(46,305)

EUR	1,000,395	RON	5,000,000	Citibank, N.A.	5/10/22	—	(9,504)

EUR	8,330,329	RON	41,639,983	Standard Chartered Bank	5/10/22	—	(80,155)

CZK	116,264,373	EUR	4,715,961	Citibank, N.A.	5/11/22	2,983	—

CZK	91,216,361	EUR	3,705,932	Citibank, N.A.	5/11/22	—	(3,968)

HUF	3,312,400,000	EUR	9,282,331	Standard Chartered Bank	5/11/22	—	(566,439)

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KES	127,500,000	USD	1,126,524	Standard Chartered Bank	5/11/22	$—	$(26,711)

USD	1,091,610	KES	127,500,000	Standard Chartered Bank	5/11/22	—	(8,204)

USD	24,326,931	ZAR	374,219,798	Bank of America, N.A.	5/13/22	654,348	—

ZAR	399,651,835	USD	25,980,193	Bank of America, N.A.	5/13/22	—	(698,817)

HUF	284,400,000	EUR	795,672	Standard Chartered Bank	5/16/22	—	(47,992)

USD	7,913,408	TRY	118,385,536	Standard Chartered Bank	5/16/22	—	(5,641)

CZK	109,459,633	EUR	4,445,995	Citibank, N.A.	5/18/22	—	(8,883)

CZK	109,459,633	EUR	4,434,949	UBS AG	5/18/22	2,777	—

KES	139,764,000	USD	1,228,694	ICBC Standard Bank plc	5/18/22	—	(24,821)

USD	4,562,259	CNH	29,000,000	Standard Chartered Bank	5/18/22	201,338	—

USD	29,494,389	CNH	188,040,000	UBS AG	5/18/22	1,217,576	—

USD	1,181,437	KES	139,764,000	Standard Chartered Bank	5/18/22	—	(22,437)

KES	249,600,000	USD	2,187,555	Standard Chartered Bank	5/20/22	—	(38,476)

USD	2,131,694	KES	249,600,000	Standard Chartered Bank	5/20/22	—	(17,385)

CZK	228,000,000	EUR	9,238,250	Goldman Sachs International	5/23/22	—	(2,552)

HUF	1,533,857,695	EUR	4,249,819	Bank of America, N.A.	5/23/22	—	(220,542)

HUF	1,214,300,279	EUR	3,363,282	Goldman Sachs International	5/23/22	—	(173,384)

HUF	1,533,857,695	EUR	4,249,710	UBS AG	5/23/22	—	(220,428)

MYR	13,000,000	USD	3,086,786	Barclays Bank PLC	5/24/22	—	(91,396)

MYR	76,077,799	USD	18,128,437	Barclays Bank PLC	5/24/22	—	(598,998)

MYR	271,600,000	USD	64,725,228	Barclays Bank PLC	5/24/22	—	(2,144,611)

MYR	8,000,000	USD	1,901,141	Goldman Sachs International	5/24/22	—	(57,824)

MYR	12,000,000	USD	2,849,003	Goldman Sachs International	5/24/22	—	(84,027)

MYR	16,070,000	USD	3,794,569	Goldman Sachs International	5/24/22	—	(91,806)

USD	10,634,990	MYR	44,626,547	Barclays Bank PLC	5/24/22	352,381	—

USD	4,963,952	MYR	21,000,000	Barclays Bank PLC	5/24/22	125,245	—

USD	35,293,573	MYR	152,500,000	Credit Agricole Corporate and Investment Bank	5/24/22	155,340	—

USD	4,610,251	MYR	19,524,414	Goldman Sachs International	5/24/22	111,540	—

KRW	2,660,000,000	USD	2,152,796	Standard Chartered Bank	5/25/22	—	(47,262)

EUR	5,400,972	HUF	2,043,246,601	BNP Paribas	6/1/22	28,360	—

EUR	5,050,201	HUF	1,911,252,515	BNP Paribas	6/1/22	24,555	—

EUR	4,605,772	HUF	1,763,149,775	UBS AG	6/1/22	—	(33,423)

EUR	5,722,810	HUF	2,191,349,343	UBS AG	6/1/22	—	(43,147)

HUF	3,954,499,116	EUR	10,610,978	BNP Paribas	6/1/22	—	(221,706)

HUF	3,954,499,118	EUR	10,678,908	UBS AG	6/1/22	—	(293,458)

HUF	1,142,280,000	EUR	3,034,879	Citibank, N.A.	6/2/22	—	(32,760)

KES	253,848,000	USD	2,217,982	Standard Chartered Bank	6/6/22	—	(39,910)

USD	2,152,166	KES	253,848,000	Standard Chartered Bank	6/6/22	—	(25,905)

CZK	9,000,000	EUR	346,601	Citibank, N.A.	6/7/22	18,052	—

CZK	93,700,000	EUR	3,574,385	Standard Chartered Bank	6/7/22	223,998	—

CZK	62,363,000	EUR	2,402,125	Standard Chartered Bank	6/7/22	124,619	—

CZK	8,400,000	EUR	323,086	Standard Chartered Bank	6/7/22	17,281	—

MYR	216,441,230	USD	51,440,543	Barclays Bank PLC	6/7/22	—	(1,598,577)

MYR	9,200,000	USD	2,141,228	Goldman Sachs International	6/7/22	—	(22,657)

USD	20,105,046	MYR	84,593,993	Barclays Bank PLC	6/7/22	624,789	—

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	578,451	PLN	2,800,000	Standard Chartered Bank	6/8/22	$—	$(17,763)

KES	125,680,000	USD	1,099,563	Goldman Sachs International	6/8/22	—	(21,857)

KES	253,630,000	USD	2,218,015	Standard Chartered Bank	6/8/22	—	(43,138)

USD	1,065,265	KES	125,680,000	Goldman Sachs International	6/8/22	—	(12,441)

USD	2,153,056	KES	253,630,000	Standard Chartered Bank	6/8/22	—	(21,821)

EUR	5,580,216	RON	28,214,000	Bank of America, N.A.	6/10/22	—	(87,034)

EUR	5,199,261	RON	25,939,381	JPMorgan Chase Bank, N.A.	6/10/22	—	(7,183)

EUR	5,199,229	RON	25,939,380	JPMorgan Chase Bank, N.A.	6/10/22	—	(7,217)

EUR	6,668,125	RON	33,267,256	JPMorgan Chase Bank, N.A.	6/10/22	—	(9,135)

HUF	2,300,297,562	EUR	5,993,936	Citibank, N.A.	6/10/22	48,756	—

HUF	892,693,000	EUR	2,371,786	Standard Chartered Bank	6/10/22	—	(29,347)

HUF	2,506,002,438	EUR	6,512,106	UBS AG	6/10/22	71,967	—

KES	140,000,000	USD	1,217,391	Bank of America, N.A.	6/10/22	—	(17,621)

USD	1,170,569	KES	140,000,000	Bank of America, N.A.	6/10/22	—	(29,202)

CZK	62,000,000	EUR	2,510,624	Citibank, N.A.	6/14/22	—	(8,540)

CZK	48,848,581	EUR	1,985,707	Citibank, N.A.	6/14/22	—	(14,799)

CZK	64,537,117	EUR	2,621,999	Citibank, N.A.	6/14/22	—	(18,019)

CZK	81,414,302	EUR	3,305,677	Goldman Sachs International	6/14/22	—	(20,613)

CZK	84,428,460	EUR	3,431,166	Goldman Sachs International	6/14/22	—	(24,657)

CZK	92,271,540	EUR	3,749,548	Goldman Sachs International	6/14/22	—	(26,567)

CZK	335,038,000	EUR	13,558,226	Goldman Sachs International	6/14/22	—	(36,868)

CZK	340,600,000	EUR	13,275,174	Standard Chartered Bank	6/14/22	499,601	—

CZK	64,100,000	EUR	2,491,343	Standard Chartered Bank	6/14/22	101,431	—

CZK	64,100,000	EUR	2,499,791	Standard Chartered Bank	6/14/22	92,502	—

EUR	8,259,694	CZK	204,011,295	Goldman Sachs International	6/14/22	26,488	—

EUR	8,161,883	CZK	201,688,705	Goldman Sachs International	6/14/22	22,194	—

EUR	5,117,783	CZK	131,308,627	Standard Chartered Bank	6/14/22	—	(192,694)

THB	847,727,377	USD	24,641,554	Standard Chartered Bank	6/15/22	124,259	—

THB	787,145,699	USD	22,899,956	Standard Chartered Bank	6/15/22	96,002	—

USD	5,216,296	THB	179,301,000	Standard Chartered Bank	6/15/22	—	(21,868)

USD	5,613,018	THB	193,101,000	Standard Chartered Bank	6/15/22	—	(28,305)

USD	7,579,384	THB	260,528,000	Standard Chartered Bank	6/15/22	—	(31,774)

USD	8,155,809	THB	280,579,000	Standard Chartered Bank	6/15/22	—	(41,127)

USD	3,657,551	TRY	55,247,743	Standard Chartered Bank	6/15/22	48,301	—

USD	1,625,739	TRY	24,760,000	Standard Chartered Bank	6/15/22	8,206	—

USD	1,453,266	TRY	22,130,222	Standard Chartered Bank	6/15/22	7,533	—

USD	925,393	TRY	14,140,000	Standard Chartered Bank	6/15/22	1,648	—

USD	1,755,188	TRY	27,336,366	Standard Chartered Bank	6/15/22	—	(30,654)

USD	3,510,377	TRY	54,694,567	Standard Chartered Bank	6/15/22	—	(62,735)

CZK	633,659,412	EUR	25,125,932	Citibank, N.A.	6/17/22	463,390	—

CZK	46,250,000	EUR	1,881,308	UBS AG	6/17/22	—	(16,284)

CZK	367,837,910	EUR	14,877,328	UBS AG	6/17/22	—	(39,456)

EUR	15,382,200	CZK	379,700,535	BNP Paribas	6/17/22	67,246	—

EUR	14,260,630	CZK	352,299,465	BNP Paribas	6/17/22	50,222	—

PLN	49,313,985	EUR	10,439,020	Bank of America, N.A.	6/17/22	28,410	—

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PLN	49,314,600	EUR	10,445,273	Bank of America, N.A.	6/17/22	$21,938	$—

PLN	80,013,845	EUR	16,686,975	BNP Paribas	6/17/22	311,164	—

PLN	70,418,908	EUR	14,721,576	BNP Paribas	6/17/22	236,178	—

UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	1,720,996	—

CNH	569,978,617	USD	88,910,442	Citibank, N.A.	6/23/22	—	(3,391,074)

CNH	72,014,234	USD	11,169,344	Standard Chartered Bank	6/23/22	—	(364,357)

USD	64,721,392	CNH	414,909,750	Citibank, N.A.	6/23/22	2,468,495	—

USD	32,166,858	CNH	206,212,235	Citibank, N.A.	6/23/22	1,226,855	—

USD	7,678,380	CNH	49,506,280	Standard Chartered Bank	6/23/22	250,477	—

USD	2,667,705	CNH	17,200,000	Standard Chartered Bank	6/23/22	87,024	—

USD	63,726,478	CNH	408,748,000	BNP Paribas	6/27/22	2,410,770	—

CZK	89,440,000	EUR	3,600,172	Citibank, N.A.	6/30/22	576	—

CZK	89,440,000	EUR	3,601,030	Citibank, N.A.	6/30/22	—	(332)

MYR	13,640,000	USD	3,227,638	Barclays Bank PLC	7/5/22	—	(90,428)

USD	4,668,878	ILS	14,820,234	Barclays Bank PLC	7/6/22	215,587	—

KZT	550,040,237	USD	1,168,434	Citibank, N.A.	7/29/22	25,422	—

KZT	391,425,341	USD	834,596	Citibank, N.A.	7/29/22	14,988	—

KZT	387,252,363	USD	834,596	Citibank, N.A.	7/29/22	5,931	—

USD	23,515,844	ILS	74,656,927	JPMorgan Chase Bank, N.A.	8/1/22	1,050,815	—

KZT	387,252,363	USD	834,596	Citibank, N.A.	8/3/22	4,324	—

KZT	315,486,400	USD	687,334	JPMorgan Chase Bank, N.A.	8/3/22	—	(3,884)

USD	9,371,887	ILS	29,640,467	JPMorgan Chase Bank, N.A.	8/3/22	451,803	—

						$19,098,646	$(16,405,532)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	14,598,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$3,688,312	$(86,915)

5/5/22	COP	34,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	8,590,197	(349,277)

5/19/22	COP	43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,906,038	(36,546)

5/25/22	COP	22,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	5,785,750	(90,634)

5/25/22	COP	67,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,927,741	(365,995)

5/25/22	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,063,669	(40,117)

5/25/22	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,569,985	(5,218)

5/26/22	COP	28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,246,084	(55,179)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/26/22	COP	25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$6,452,198	$11,749

5/27/22	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	12,127,337	109,534

5/30/22	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	6,966,599	87,291

6/1/22	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,547,751	16,639

6/16/22	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,133,300	(78,160)

6/28/22	COP	41,360,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	10,449,874	21

						$(882,807)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

Euro-Bobl	(23)	Short	6/8/22	$(3,085,877)	$156,987

Euro-Bund	(15)	Short	6/8/22	(2,430,447)	221,698

U.S. 5-Year Treasury Note	(31)	Short	6/30/22	(3,492,828)	70,531

U.S. 10-Year Treasury Note	(199)	Short	6/21/22	(23,712,094)	1,411,656

					$1,860,872

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	$(901,122)	$—	$(901,122)

BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(1,160,602)	—	(1,160,602)

BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	2,246,730	—	2,246,730

BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	(611,256)	—	(611,256)

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	$(135,167)	$—	$(135,167)

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	(69,553)	—	(69,553)

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	160,852	—	160,852

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	546,863	—	546,863

BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(995,183)	—	(995,183)

BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(2,197,612)	—	(2,197,612)

BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(1,981,020)	—	(1,981,020)

BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	(1,545,245)	—	(1,545,245)

BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,030,249	—	2,030,249

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	71,585	—	71,585

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	1,408,329	—	1,408,329

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	190,272	—	190,272

BRL	11,050	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/4/27	20,892	—	20,892

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(444,859)	—	(444,859)

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(107,129)	—	(107,129)

CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(553,979)	—	(553,979)

CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(783,174)	—	(783,174)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	$(1,173,756)	$—	$(1,173,756)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(555,314)	—	(555,314)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(519,774)	—	(519,774)

CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(104,592)	—	(104,592)

CLP	4,898,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(876,020)	—	(876,020)

CLP	2,150,370	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/15/27	(22,708)	—	(22,708)

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(128,360)	—	(128,360)

CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(635,525)	—	(635,525)

CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(317,518)	—	(317,518)

CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(864,306)	—	(864,306)

CLP	710,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	10,900	—	10,900

CLP	466,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(4,272)	—	(4,272)

CLP	1,432,670	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	5,867	—	5,867

CLP	1,079,070	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	19,420	—	19,420

CLP	274,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	2,399	—	2,399

CLP	1,398,810	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	9,814	—	9,814

CNY	80,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	166,620	—	166,620

CNY	20,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.75% (pays quarterly)	6/4/26	38,125	—	38,125

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	$237,057	$—	$237,057

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	230,568	—	230,568

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	450,150	—	450,150

COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	418,765	—	418,765

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	443,161	—	443,161

COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	563,628	—	563,628

COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	467,620	—	467,620

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	430,183	—	430,183

COP	10,648,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	375,320	—	375,320

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	422,197	—	422,197

COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	223,672	—	223,672

COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	677,479	—	677,479

COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	396,269	—	396,269

COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	186,996	—	186,996

COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	775,758	—	775,758

COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(481,557)	—	(481,557)

COP	25,708,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	952,622	—	952,622

COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,546,111	—	1,546,111

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	17,723,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	$630,067	$—	$630,067

COP	53,708,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	2,116,744	—	2,116,744

COP	10,664,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/15/27	47,039	—	47,039

COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	338,690	—	338,690

COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	241,277	—	241,277

CZK	222,852	Receives	6-month CZK PRIBOR (pays semi-annually)	5.43% (pays annually)	3/25/24	44,466	—	44,466

CZK	222,852	Receives	6-month CZK PRIBOR (pays semi-annually)	5.36% (pays annually)	3/25/24	56,231	—	56,231

CZK	250,061	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/28/24	16,004	—	16,004

CZK	355,707	Receives	6-month CZK PRIBOR (pays semi-annually)	5.56% (pays annually)	3/30/24	39,492	—	39,492

CZK	436,040	Receives	6-month CZK PRIBOR (pays semi-annually)	5.54% (pays annually)	3/30/24	56,461	—	56,461

CZK	436,040	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/30/24	34,257	—	34,257

CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(938,423)	—	(938,423)

CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,221,538	—	1,221,538

CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,686,426)	—	(1,686,426)

CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.73% (pays annually)	5/6/26	(730,379)	—	(730,379)

CZK	103,400	Receives	6-month CZK PRIBOR (pays semi-annually)	3.84% (pays annually)	3/16/27	212,910	—	212,910

CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(3,678,745)	—	(3,678,745)

CZK	243,250	Pays	6-month CZK PRIBOR (pays semi-annually)	2.47% (pays annually)	10/5/31	(1,467,813)	—	(1,467,813)

CZK	116,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.51% (pays annually)	10/6/31	(686,999)	—	(686,999)

CZK	391,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.75% (pays annually)	10/20/31	1,967,989	—	1,967,989

CZK	388,980	Pays	6-month CZK PRIBOR (pays semi-annually)	2.65% (pays annually)	12/15/31	(2,355,471)	—	(2,355,471)

HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(194,947)	—	(194,947)

HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(1,680,812)	—	(1,680,812)

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	$3,119,345	$—	$3,119,345

HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(552,714)	—	(552,714)

HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,182,032)	—	(1,182,032)

HUF	1,399,700	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	341,891	—	341,891

KRW	93,003,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(966,611)	—	(966,611)

KRW	63,950,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(664,209)	—	(664,209)

KRW	40,588,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(418,027)	—	(418,027)

KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(692,918)	—	(692,918)

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(124,280)	(1,320)	(125,600)

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(29,724)	(4,381)	(34,105)

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(155,365)	—	(155,365)

MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	1,233,412	—	1,233,412

MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	338,380	—	338,380

MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	636,265	—	636,265

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(208,233)	—	(208,233)

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(439,388)	—	(439,388)

MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	374,270	—	374,270

MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(2,203,343)	—	(2,203,343)

MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.77% (pays monthly)	2/14/25	(1,098,970)	—	(1,098,970)

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	$326,195	$—	$326,195

MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(978,225)	—	(978,225)

MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	(1,829,429)	—	(1,829,429)

MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,533,502)	—	(1,533,502)

MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(572,946)	—	(572,946)

MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(853,692)	—	(853,692)

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(657,365)	—	(657,365)

MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(740,010)	—	(740,010)

MXN	90,600	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.65% (pays monthly)	6/9/27	88,735	—	88,735

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(456,904)	(3,972)	(460,876)

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	(499,844)	—	(499,844)

MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(134,965)	—	(134,965)

MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(1,353,812)	—	(1,353,812)

MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(95,864)	(256,563)	(352,427)

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	(141,095)	—	(141,095)

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(178,748)	—	(178,748)

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(359,796)	—	(359,796)

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(294,957)	—	(294,957)

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(240,386)	—	(240,386)

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(300,163)	—	(300,163)

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	$(337,548)	$—	$(337,548)

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(774,605)	—	(774,605)

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	(604,219)	—	(604,219)

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(291,559)	—	(291,559)

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(229,220)	—	(229,220)

PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(1,331,293)	—	(1,331,293)

PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	1,148,893	—	1,148,893

PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(434,532)	—	(434,532)

PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(426,320)	—	(426,320)

PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,850,389)	—	(1,850,389)

PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,835,611	—	1,835,611

PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	3,476,188	—	3,476,188

PLN	16,600	Pays	6-month PLN WIBOR (pays semi-annually)	2.57% (pays annually)	11/2/26	(529,073)	—	(529,073)

PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(293,976)	—	(293,976)

PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(2,162,105)	—	(2,162,105)

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(2,665,841)	—	(2,665,841)

PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	5,497,896	—	5,497,896

PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	1,067,076	—	1,067,076

PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,688,418)	—	(1,688,418)

THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(38,884)	—	(38,884)

THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	326,112	—	326,112

THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(366,157)	—	(366,157)

THB	550,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	6/8/26	(652,623)	—	(652,623)

THB	370,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	6/21/26	(470,726)	—	(470,726)

THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(117,917)	—	(117,917)

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	326,730	Receives	6-month THB Fixing Rate (pays semi-annually)	1.40% (pays semi-annually)	3/16/27	$353,413	$—	$353,413

THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	746,793	—	746,793

THB	199,227	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	325,504	—	325,504

THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(535,112)	—	(535,112)

THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(499,026)	—	(499,026)

USD	7,380	Receives	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	265,788	—	265,788

USD	5,020	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/30/32	183,787	—	183,787

USD	1,529	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	64,183	—	64,183

ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	10,620	—	10,620

ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(170,198)	—	(170,198)

ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(30,303)	—	(30,303)

ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	6/11/25	(108,268)	—	(108,268)

ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(178,739)	77	(178,662)

ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(167,299)	150	(167,149)

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	275,283	—	275,283

ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(191,680)	291	(191,389)

ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	200,851	(653)	200,198

ZAR	175,100	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	12/15/26	(265,964)	—	(265,964)

ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(29,965)	—	(29,965)

ZAR	83,800	Receives	3-month ZAR JIBAR (pays quarterly)	7.30% (pays quarterly)	6/15/27	60,624	—	60,624

Total						$(22,942,341)	$(266,371)	$(23,208,712)

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unreazlied Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,098,038

Bank of America, N.A.	RUB	369,800	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	9.72% (pays annually)	2/4/27	(482,748)

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	167,337

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	94,525

Barclays Bank PLC	RUB	425,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	9.75% (pays annually)	3/16/27	692,029

BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(161,110)

BNP Paribas	MYR	25,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	203,043

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	24,347

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	47,280

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	102,479

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	106,215

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	25,148

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	36,870

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	(101,130)

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	309,885

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	198,815

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	50,022

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	24,842

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	24,863

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	46,272

JPMorgan Chase Bank, N.A.	MYR	112,287	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(1,040,141)

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unreazlied Appreciation (Depreciation)

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	$308,670

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	670,653

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	19,494

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	23,406

Standard Chartered Bank	MYR	27,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	216,569

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	314,318

Total							$4,019,991

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

		1.00%

Turkey	$1,874	(pays quarterly)(1)	4.58%	6/20/22	$(7,491)	$9,503	$2,012

Total	$1,874				$(7,491)	$9,503	$2,012

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$94	1.00% (pays quarterly)(1)	6/20/24	$5,669	$(6,171)	$(502)

Total				$5,669	$(6,171)	$(502)

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	9.67%	6/20/22	$(17,938)	$3,940	$(13,998)

Total		$1,600				$(17,938)	$3,940	$(13,998)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,474,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)*	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)*	2/25/31	$82,970

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245**	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000**	7/28/23	(4,583,983)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853**	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000**	7/29/23	(11,848,831)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,128,035 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 26,270 (pays semi-annually)*	2/11/31	99,812

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 373,122,363 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 12,775 (pays semi-annually)*	2/17/31	52,126

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,463,251,912 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 50,074 (pays semi-annually)*	2/19/31	177,649

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 570,988,980 (pays semi-annually)*	2.06% on CLP equivalent of CLF 18,000 (pays semi-annually)*	3/29/32	(10,915)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 381,027,240 (pays semi-annually)*	2.10% on CLP equivalent of CLF 12,000 (pays semi-annually)*	4/8/32	(8,959)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,174,947,580 (pays semi-annually)*	2.25% on CLP equivalent of CLF 37,000 (pays semi-annually)*	4/11/32	(47,258)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 860,087,970 (pays semi-annually)*	2.00% on CLP equivalent of CLF 27,000 (pays semi-annually)*	4/14/32	(8,399)

39	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC) (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)*	1.85% on CLP equivalent of CLF 6,700 (pays semi-annually)*	4/20/32	$2,125

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,088,523,600 (pays semi-annually)*	1.84% on CLP equivalent of CLF 34,000 (pays semi-annually)*	4/22/32	13,202

JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394**	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000**	8/7/22	(8,067,967)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	56,923

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	114,324

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	115,288

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 670,247,514 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 22,948 (pays semi-annually)*	2/16/31	93,041

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,841,412 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/16/31	63,475

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,575,388 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/18/31	57,442

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,687,667 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/19/31	54,838

				$(23,593,097)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

**

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

OTC	–	Over-the-counter

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

KES	–	Kenyan Shilling

KRW	–	Korean Won

KZT	–	Kazakhstani Tenge

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romania Leu

40	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

41	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $1,225,762,891)	$1,033,366,901

Affiliated investment, at value (identified cost $94,813,813)	94,813,813

Cash	111,629

Deposits for derivatives collateral:

Centrally cleared derivatives	45,376,165

OTC derivatives	1,580,000

Foreign currency, at value (identified cost $22,459,733)	21,438,350

Interest receivable	20,796,189

Dividends receivable from affiliated investment	4,283

Receivable for variation margin on open futures contracts	144,331

Receivable for open forward foreign currency exchange contracts	19,098,646

Receivable for open swap contracts	6,788,335

Receivable for open non-deliverable bond forward contracts	225,234

Receivable for closed non-deliverable bond forward contracts	20,372

Total assets	$1,243,764,248

Liabilities

Cash collateral due to brokers	$1,580,000

Payable for investments purchased	7,351,637

Payable for variation margin on open centrally cleared derivatives	247,306

Payable for open forward foreign currency exchange contracts	16,405,532

Payable for open swap contracts	26,375,439

Upfront receipts on open non-centrally cleared swap contracts	3,940

Payable for open non-deliverable bond forward contracts	1,108,041

Payable to affiliates:

Investment adviser fee	656,326

Trustees’ fees	5,897

Accrued foreign capital gains taxes	515,378

Accrued expenses	659,418

Total liabilities	$54,908,914

Net Assets applicable to investors’ interest in Portfolio	$1,188,855,334

42	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income from affiliated investments	$51,396

Interest income (net of foreign taxes withheld of $1,380,527)	47,849,936

Total investment income	$47,901,332

Expenses

Investment adviser fee	$4,418,389

Trustees’ fees and expenses	33,370

Custodian fee	714,859

Legal and accounting services	71,627

Miscellaneous	51,560

Total expenses	$5,289,805

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$1,192

Total expense reductions	$1,192

Net expenses	$5,288,613

Net investment income	$42,612,719

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $139,499)	$(26,963,817)

Investment transactions - affiliated investment	4,584

Futures contracts	1,609,749

Swap contracts	(33,549,795)

Foreign currency transactions	(40,466,591)

Forward foreign currency exchange contracts	57,575,306

Non-deliverable bond forward contracts	(10,902,473)

Net realized loss	$(52,693,037)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $1,064,957)	$(133,241,098)

Futures contracts	1,318,326

Swap contracts	(9,702,989)

Foreign currency	(1,788,751)

Forward foreign currency exchange contracts	(29,785,169)

Non-deliverable bond forward contracts	744,385

Net change in unrealized appreciation (depreciation)	$(172,455,296)

Net realized and unrealized loss	$(225,148,333)

Net decrease in net assets from operations	$(182,535,614)

43	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$42,612,719	$82,706,890

Net realized gain (loss)	(52,693,037)	14,692,597

Net change in unrealized appreciation (depreciation)	(172,455,296)	(102,304,622)

Net decrease in net assets from operations	$(182,535,614)	$(4,905,135)

Capital transactions:

Contributions	$128,806,127	$713,025,206

Withdrawals	(319,036,167)	(400,434,173)

Net increase (decrease) in net assets from capital transactions	$(190,230,040)	$312,591,033

Net increase (decrease) in net assets	$(372,765,654)	$307,685,898

Net Assets

At beginning of period	$1,561,620,988	$1,253,935,090

At end of period	$1,188,855,334	$1,561,620,988

44	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018		2017

Ratios (as a percentage of average daily net assets):

Expenses	0.77	%(1)(2)	0.75%	0.79%	0.78%	0.87	%(3)	0.81	%(3)

Net investment income	6.21	%(1)	4.98%	5.79%	7.01%	7.22%		5.90%

Portfolio Turnover	12	%(4)	56%	56%	46%	52%		40%

Total Return	(12.63	)%(4)	1.48%	0.08%	23.15%	(9.33)%		8.23%

Net assets, end of period (000’s omitted)	$1,188,855		$1,561,621	$1,253,935	$1,238,490	$783,270		$617,181

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for each of the years ended October 31, 2018 and 2017.

(4)	Not annualized.

45

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 86.9%, 12.1%, 0.6% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s ‘‘fair value’’, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

46

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be ‘‘centrally cleared’’, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

47

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

L  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.650%

$1 billion but less than $2 billion	0.625%

$2 billion but less than $5 billion	0.600%

$5 billion and over	0.575%

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For the six months ended April 30, 2022, the investment adviser fee amounted to $4,418,389 or 0.64% (annualized) of the Portfolio’s average daily net assets.

Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $1,192 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2022, EVM reimbursed the Portfolio $7,481 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $127,195,092 and $354,969,184, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,330,278,072

Gross unrealized appreciation	$8,913,498

Gross unrealized depreciation	(279,672,280)

Net unrealized depreciation	$(270,758,782)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a

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payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $43,892,952. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $39,072,386 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (‘‘ISDA Master Agreement’’) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$5,669 *	$29,937,685 *	$46,907,625 *	$76,850,979

Receivable for open forward foreign currency exchange contracts	—	19,098,646	—	19,098,646

Receivable for open swap contracts	—	—	6,788,335	6,788,335

Receivable for open non-deliverable bond forward contracts	—	—	225,234	225,234

Total Asset Derivatives	$5,669	$49,036,331	$53,921,194	$102,963,194

Derivatives not subject to master netting or similar agreements	$5,669	$29,937,685	$46,907,625	$76,850,979

Total Asset Derivatives subject to master netting or similar agreements	$—	$19,098,646	$7,013,569	$26,112,215

Not applicable	$(7,491)*	$(59,475,982)*	$(67,989,094)*	$(127,472,567)

Payable for open forward foreign currency exchange contracts	—	(16,405,532)	—	(16,405,532)

Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(17,938)	—	(26,361,441)	(26,379,379)

Payable for open non-deliverable bond forward contracts	—	—	(1,108,041)	(1,108,041)

Total Liability Derivatives	$(25,429)	$(75,881,514)	$(95,458,576)	$(171,365,519)

Derivatives not subject to master netting or similar agreements	$(7,491)	$(59,475,982)	$(67,989,094)	$(127,472,567)

Total Liability Derivatives subject to master netting or similar agreements	$(17,938)	$(16,405,532)	$(27,469,482)	$(43,892,952)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$ 3,261,442	$ (2,580,146)	$ —	$ (681,296)	$ —	$ 720,000

Barclays Bank PLC	2,010,031	(2,010,031)	—	—	—	—

BNP Paribas	3,365,879	(589,572)	(2,628,230)	—	148,077	—

Citibank, N.A.	4,752,419	(3,675,182)	—	—	1,077,237	—

Credit Agricole Corporate and Investment Bank	155,340	—	—	—	155,340	—

Credit Suisse International	36,870	(36,870)	—	—	—	—

Deutsche Bank AG	581,779	(17,938)	(535,079)	—	28,762	—

Goldman Sachs International	573,559	(573,559)	—	—	—	—

HSBC Bank USA, N.A.	16,325	(16,325)	—	—	—	—

ICBC Standard Bank plc	45,913	(24,821)	—	—	21,092	—

JPMorgan Chase Bank, N.A.	3,400,909	(3,400,909)	—	—	—	—

Nomura International PLC	979,323	—	(688,936)	(290,387)	—	330,000

Societe Generale	83,439	—	—	—	83,439	—

Standard Chartered Bank	5,001,336	(4,892,604)	—	—	108,732	—

The Bank of Nova Scotia	555,331	—	—	(530,000)	25,331	530,000

UBS AG	1,292,320	(1,038,542)	(253,778)	—	—	—

	$26,112,215	$(18,856,499)	$(4,106,023)	$(1,501,683)	$1,648,010	$1,580,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$ (2,580,146)	$ 2,580,146	$ —	$ —	$ —	$ —

Barclays Bank PLC	(4,524,010)	2,010,031	2,513,979	—	—	—

BNP Paribas	(589,572)	589,572	—	—	—	—

Citibank, N.A.	(3,675,182)	3,675,182	—	—	—	—

Credit Suisse International	(101,130)	36,870	—	—	(64,260)	—

Deutsche Bank AG	(17,938)	17,938	—	—	—	—

Goldman Sachs International	(17,273,096)	573,559	16,699,537	—	—	—

HSBC Bank USA, N.A.	(40,384)	16,325	—	—	(24,059)	—

ICBC Standard Bank plc	(24,821)	24,821	—	—	—	—

JPMorgan Chase Bank, N.A.	(9,135,527)	3,400,909	5,734,618	—	—	—

Standard Chartered Bank	(4,892,604)	4,892,604	—	—	—	—

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Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

UBS AG	$(1,038,542)	$1,038,542	$—	$ —	$—	$—

	$(43,892,952)	$18,856,499	$24,948,134	$ —	$(88,319)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,580,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$(923,502)	$(923,502)

Futures contracts	—	—	1,609,749	1,609,749

Swap contracts	50,531	—	(33,600,326)	(33,549,795)

Forward foreign currency exchange contracts	—	57,575,306	—	57,575,306

Non-deliverable bond forward contracts	—	—	(10,902,473)	(10,902,473)

Total	$50,531	$57,575,306	$(43,816,552)	$13,809,285

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$912,553	$912,553

Futures contracts	—	—	1,318,326	1,318,326

Swap contracts	10,138	—	(9,713,127)	(9,702,989)

Forward foreign currency exchange contracts	—	(29,785,169)	—	(29,785,169)

Non-deliverable bond forward contracts	—	—	744,385	744,385

Total	$10,138	$(29,785,169)	$(6,737,863)	$(36,512,894)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts

$45,051,000	$3,383,385,000	$147,000,000	$17,071,000	$1,949,382,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

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6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

7  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $94,813,813, which represents 8.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/ Shares, end of period

Short-Term Investments

Cash Reserves Fund	$7,541,545	$533,888,639	$(541,434,768)	$4,584	$ —	$—	$47,113	—

Liquidity Fund	—	110,486,587	(15,672,774)	—	—	94,813,813	4,283	94,813,813

Total				$4,584	$ —	$94,813,813	$51,396

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$28,536,716	$—	$28,536,716

Loan Participation Notes	—	—	36,291,849	36,291,849

Sovereign Government Bonds	—	757,337,241	59,701,017	817,038,258

Short-Term Investments:

Affiliated Fund	94,813,813	—	—	94,813,813

Sovereign Government Securities	—	103,853,374	—	103,853,374

U.S. Treasury Obligations	—	47,646,704	—	47,646,704

Total Investments	$94,813,813	$937,374,035	$95,992,866	$1,128,180,714

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Asset Description (continued)	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Exchange Contracts	$—	$49,036,331	$—	$49,036,331

Non-Deliverable Bond Forward Contracts	—	225,234	—	225,234

Futures Contracts	1,860,872	—	—	1,860,872

Swap Contracts	—	51,840,757	—	51,840,757

Total	$96,674,685	$1,038,476,357	$95,992,866	$1,231,143,908

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(75,881,514)	$—	$(75,881,514)

Non-Deliverable Bond Forward Contracts	—	(1,108,041)	—	(1,108,041)

Swap Contracts	—	(94,375,964)	—	(94,375,964)

Total	$—	$(171,365,519)	$—	$(171,365,519)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$39,020,280	$—	$39,020,280

Realized gains (losses)	—	(653,303)	(653,303)

Change in net unrealized appreciation

(depreciation)	(3,045,185)	(77,116,801)	(80,161,986)

Cost of purchases	—	9,958,750	9,958,750

Proceeds from sales, including return of capital	—	(2,785,765)	(2,785,765)

Accrued discount (premium)	316,754	(874,148)	(557,394)

Transfers to Level 3	—	131,172,284	131,172,284

Transfers from Level 3	—	—	—

Balance as of April 30, 2022	$36,291,849	$59,701,017	$95,992,866

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$(3,045,185)	$(77,014,321)	$(80,059,506)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Loan Participation Notes	$36,291,849	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Sovereign Government Bonds	59,701,017	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

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9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

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Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

56

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

57

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

58

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756     4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022